Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue
Base rent	$ 1,675,412	$ 1,457,834	$ 1,376,278
Recoveries from tenants	292,944	228,170	198,083
Parking and other	97,158	89,207	80,496
Total rental revenue	2,065,514	1,775,211	1,654,857
Hotel revenue	40,330	37,915	34,529
Development and management services	29,695	34,060	33,406
Total revenue	2,135,539	1,847,186	1,722,792
Expenses
Rental	742,956	639,088	572,668
Hotel	28,447	28,120	26,128
General and administrative	115,329	90,129	87,101
Transaction costs	1,744	3,653	1,987
Impairment loss	4,401	0	0
Depreciation and amortization	552,589	437,692	421,519
Total expenses	1,445,466	1,198,682	1,109,403
Operating income	690,073	648,504	613,389
Other income (expense)
Income from unconsolidated joint ventures	75,074	49,078	85,896
Gains on consolidation of joint ventures	385,991	0	0
Interest and other income	8,310	10,091	5,358
Gains (losses) from investments in securities	2,911	1,389	(443)
Interest expense	(446,880)	(410,970)	(391,533)
Gains (losses) from early extinguishments of debt	122	(4,453)	(1,494)
Income (Loss) from Continuing Operations	715,601	293,639	311,173
Discontinued operations
Income from discontinued operations	8,022	9,806	10,876
Gain on sale of real estate from discontinued operations	115,459	38,445	0
Gain on forgiveness of debt from discontinued operations	20,736	0	0
Impairment loss from discontinued operations	(2,852)	0	0
Net Income (Loss)	856,966	341,890	322,049
Net income attributable to noncontrolling interests
Noncontrolling interests in property partnerships	(1,347)	(3,792)	(1,558)
Noncontrolling interest - redeemable preferred units	(14,103)	(3,497)	(3,339)
Net income attributable to Boston Properties Limited Partnership	$ 841,516	$ 334,601	$ 317,152
Basic earnings per common unit attributable to Boston Properties Limited Partnership
Income from continuing operations (in dollars per share)	$ 4.14	$ 1.70	$ 1.86
Discontinued operations (in dollars per share)	$ 0.83	$ 0.29	$ 0.07
Net income (in dollars per share)	$ 4.97	$ 1.99	$ 1.93
Weighted average number of common units outstanding (in shares)	169,126	167,769	164,486
Diluted earnings per common unit attributable to Boston Properties Limited Partnership
Income from continuing operations (in dollars per share)	$ 4.14	$ 1.70	$ 1.86
Discontinued operations (in dollars per share)	$ 0.83	$ 0.29	$ 0.06
Diluted Earnings: Net income, Per Unit Amount (in dollars per share)	$ 4.97	$ 1.99	$ 1.92
Weighted average number of common and common equivalent units outstanding (in shares)	169,446	168,360	165,011